ACCOUNTS RECEIVABLE FINANCING	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE FINANCING

NOTE 4 – ACCOUNTS RECEIVABLE FINANCING

Midcap Funding X Trust

Prior to September 15, 2017, certain U.S. subsidiaries of the Company were parties to a $25,000 revolving loan facility with MidCap, with the option to increase the amount by an additional $25,000, with a maturity of April 8, 2019.

On October 26, 2020, the Company entered into Amendment No. 17 to Credit and Security Agreement with MidCap, whereby, among other things, MidCap agreed to extend the maturity date of our outstanding asset based revolving loan until September 1, 2022. In addition, the Company also agreed to certain amendments to the financial covenants. On October 27, 2022, the Company entered into Amendment No. 27 with MidCap (see Note 14).

The facility provides events of default including: (i) failure to make payment of principal or interest on any MidCap loans when required, (ii) failure to perform obligations under the facility and related documents, (iii) not paying its debts as such debts become due and similar insolvency matters, and (iv) material adverse changes to the Company (subject to a 10-day notice and cure period.) Upon an event of default, the Company’s obligations under the credit facility may, or in the event of insolvency or bankruptcy will automatically, be accelerated. Upon the occurrence of any event of default, the facility will bear interest at a rate equal to the lesser of: (i) 3.0% above the rate of interest applicable to such obligations immediately prior to the occurrence of the event of default; and (ii) the maximum rate allowable under law.

Under the terms of this agreement, the Company is subject to affirmative covenants which are customary for financings of this type, including covenants to: (i) maintain good standing and governmental authorizations, (ii) provide certain information and notices to MidCap, (iii) deliver monthly reports and quarterly financial statements to MidCap, (iv) maintain insurance, (v) discharge all taxes, (vi) protect its intellectual property, and (vii) generally protect the collateral granted to MidCap. The Company is also subject to negative covenants customary for financings of this type, including that it may not: (i) enter into a merger or consolidation or certain change of control events, (ii) incur liens on the collateral, (iii) except for certain permitted acquisitions, acquire any significant assets other than in the ordinary course of business, (iv) assume certain additional senior debt, or (v) amend any of its organizational documents.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

The balance of the MidCap facility as of October 1, 2022 and January 1, 2022 was $11,612 and $13,405, respectively, and is included in Accounts receivable financing on the Consolidated Balance Sheet.

White Oak Commercial Finance, LLC

As a result of the Headway Acquisition, the Company’s wholly owned Headway subsidiary, has a line of credit with White Oak Commercial Finance, LLC (“White Oak”), that provided working capital and supports general corporate needs of Headway (the “White Oak Agreement”). Under the terms of the White Oak Agreement, the line of credit matures in June 2024. White Oak may terminate the Agreement at any time upon providing 30-days written notice. The White Oak Agreement is secured by all the assets of Headway and is personally guaranteed up to $1,000 by a former member of management of Headway.

Under the terms of the White Oak Agreement, the maximum borrowing capacity is $10,000,000. The borrowing base is defined as the sum of the following: (a) 95% of the eligible ordinary receivables, as defined, and (b) the lessor of (i) $3,000,000 or (ii) 95% of the Company’s outstanding eligible unbilled receivables, as defined, less the sum of the following: (c) 100% of the undrawn amount of all letters of credit outstanding, (d) the special availability reserve, (e) the quarterly tax reserve and (f) the amount all other availability reserves in effect as such time. The line of credit bears interest at LIBOR plus 5.00% with a floor of 7.00% (7.00% at December 31, 2021) on all outstanding balances and 0.25% for any unused portion of the line of credit. At October 1, 2022, borrowings of $7,417, were outstanding under the credit facility.

From time to time, White Oak may cause letters of credit to be opened to be issued for Headway’s benefit. The aggregate face amount of all letters of credit outstanding will become the letter of credit reserve, which reduces the borrowing base under the Agreement. Under the terms of the agreement the letter of credit sub-line may not exceed $2,000,000. The Company is required to pay interest monthly on the face amount of all letters of credit at a rate of LIBOR plus 6.25%. At October 1, 2022, there were $0 of standby letters of credit that had been issued.

The White Oak Agreement operates similarly to a factoring arrangement whereby Headway’s receivables are bought by White Oak. However, receivables purchased by White Oak are required to be repurchased by Headway in the event the Company’s customer disputes the invoice amount or if the receivable remains unpaid past a certain number of days from the invoice date. Due to the recourse provisions in the arrangement, Headway accounts for transactions under the credit facility as secured borrowings.

As of October 27, 2022, the White Oak Agreement was paid in full and terminated. See Note 14.

HSBC Invoice Finance (UK) Ltd – New Facility

On February 8, 2018, CBSbutler, Staffing 360 Solutions Limited and The JM Group, entered into a new arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500.) The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%.

On June 28, 2018, CML, the Company’s new subsidiary entered into a new agreement with a minimum term of 12 months for purchase of debt (“APD”) with HSBC, joining CBSbutler, Staffing 360 Solutions Limited and The JM Group (collectively, with CML, the “Borrowers”) as “Connected Clients” as defined in the APD. In 2021, the subsidiaries were reorganized and are now Staffing 360 Solutions Limited and Clement May. The new Connected Client APDs carry an aggregate Facility Limit of £20,000 across all Borrowers. The obligations of the Borrowers are secured by a fixed charge and a floating charge on the Borrowers’ respective accounts receivable and are subject to cross-company guarantees among the Borrowers. In addition, the secured borrowing line against unbilled receivables was increased to £1,500 for a period of 90 days. In July 2019, the aggregate Facility Limit was extended to £22,500 across all Borrowers. In January 2022, the secured borrowing line against unbilled receivables was terminated.

Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities. For the nine months ended October 1, 2022 and October 2, 2021, the collection of UK factoring facility deferred purchase price totaled $4,683 and $5,234, respectively.

NOTE 9 – ACCOUNTS RECEIVABLE FINANCING

Midcap Funding X Trust

Prior to September 15, 2017, certain U.S. subsidiaries of the Company were parties to a $25,000 revolving loan facility with MidCap, with the option to increase the amount by an additional $25,000, with a maturity of April 8, 2019.

On October 26, 2020, the Company entered into Amendment No. 17 to Credit and Security Agreement with MidCap, whereby, among other things, MidCap agreed to extend the maturity date of our outstanding asset based revolving loan until September 1, 2022. In addition, the Company also agreed to certain amendments to the financial covenants.

The facility provides events of default including: (i) failure to make payment of principal or interest on any MidCap loans when required, (ii) failure to perform obligations under the facility and related documents, (iii) not paying its debts as such debts become due and similar insolvency matters, and (iv) material adverse changes to the Company (subject to a 10-day notice and cure period.) Upon an event of default, the Company’s obligations under the credit facility may, or in the event of insolvency or bankruptcy will automatically, be accelerated. Upon the occurrence of any event of default, the facility will bear interest at a rate equal to the lesser of: (i) 3.0% above the rate of interest applicable to such obligations immediately prior to the occurrence of the event of default; and (ii) the maximum rate allowable under law.

Under the terms of this agreement, the Company is subject to affirmative covenants which are customary for financings of this type, including covenants to: (i) maintain good standing and governmental authorizations, (ii) provide certain information and notices to MidCap, (iii) deliver monthly reports and quarterly financial statements to MidCap, (iv) maintain insurance, (v) discharge all taxes, (vi) protect its intellectual property, and (vii) generally protect the collateral granted to MidCap. The Company is also subject to negative covenants customary for financings of this type, including that it may not: (i) enter into a merger or consolidation or certain change of control events, (ii) incur liens on the collateral, (iii) except for certain permitted acquisitions, acquire any significant assets other than in the ordinary course of business, (iv) assume certain additional senior debt, or (v) amend any of its organizational documents. The Company is not in compliance with its January 1, 2022 covenants and received a waiver from Midcap that extends to March 31, 2022. The Company received a waiver dated June 23, 2022, providing a waiver to extend the delivery of the audited financial statements through June 30, 2022. Subsequent to March 2022, the Company is currently not in compliance with its financial covenants with Midcap.

The balance of the Midcap Facility as of January 1, 2022 and January 2, 2021 was $13,405 and $14,842, respectively, and is included in Accounts receivable financing on the Consolidated Balance Sheet.

HSBC Invoice Finance (UK) Ltd – New Facility

On February 8, 2018, CBSbutler, Staffing 360 Solutions Limited and The JM Group, entered into a new arrangement with HSBC Invoice Finance (UK) Ltd (“HSBC”) which provides for HSBC to purchase the subsidiaries’ accounts receivable up to an aggregate amount of £11,500 across all three subsidiaries. The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500.) The arrangement has an initial term of 12 months, with an automatic rolling three-month extension and carries a service charge of 1.80%.

On June 28, 2018, CML, the Company’s new subsidiary entered into a new agreement with a minimum term of 12 months for purchase of debt (“APD”) with HSBC, joining CBSbutler, Staffing 360 Solutions Limited and The JM Group (collectively, with CML, the “Borrowers”) as “Connected Clients” as defined in the APD. The new Connected Client APDs carry an aggregate Facility Limit of £20,000 across all Borrowers. The obligations of the Borrowers are secured by a fixed charge and a floating charge on the Borrowers’ respective accounts receivable and are subject to cross-company guarantees among the Borrowers. In addition, the secured borrowing line against unbilled receivables was increased to £1,500 for a period of 90 days. In July 2019, the aggregate Facility Limit was extended to £22,500 across all Borrowers.

Under ASU 2016-16, “Statement of Cash Flows (Topic 230, Classification of Certain Cash Receipts and Cash Payments, a consensus of the FASB Emerging Issues Task Force), the upfront portion of the sale of accounts receivable is classified within operating activities, while the deferred purchase price portion (or beneficial interest), once collected, is classified within investing activities.